SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD	6 Months Ended
Jun. 30, 2023
Significant Events And Transactions In Period [Abstract]
SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD:
NOTE 3 – SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD:

a.	In February 2023, the Company’s board of directors approved for the first time the grant of RSU to its employees, with vesting period of 4 years - first year cliff and equal quarterly vesting thereafter. No RSUs were vested during the period.

b.
On April 23, 2023, the Company and FP entered into the Waiver and Second Amendment to the Credit Agreement (the “Amendment”), which, among other things, (i) provided a waiver of certain defaults or potential defaults, (ii) permitted the Company to make its interest payments for 2023 on a pay-in-kind basis if its cash balance is less than $12.5 million, (iii) temporarily reduced the company’s minimum cash requirement from $10 million to $8 million and $7 million for the months of April and May 2023, respectively, and thereafter to $10 million, in each case plus an amount sufficient to cover it and its subsidiaries’ accounts payable that are past 60 days due, (iv) increased the interest rate of the loan to Secured Overnight Financing Rate ("SOFR") + 9.50% (with a 3% SOFR floor), (v) provided for certain additional reporting obligations by the Company.

c.
On June 5, 2023, the Company received a $10 million prepayment from MacDonald Dettwiler and Associates Corporation to be applied to future orders of its space grade chips (see Note 1.a). The agreement with the customer provides that the Company will use the proceeds of the prepayment to support its product delivery obligations to the customer and establish new preferred pricing terms for the customer. In connection with the agreement, on June 2, 2023, the Company entered into an amendment to its existing Credit Agreement with FP in support of the Company’s ongoing efforts to improve its liquidity position, the agreement and the ongoing relationship between the Company and the customer, including a provision that, upon the Company’s receipt of the prepayment under the agreement, interest payable thereunder will be added to the principal of the term loan on a “pay in kind” basis through June 28, 2024, that the payments made in connection with the customer agreement will not be applied to repay debt under the Credit Agreement, a limited waiver, subject to certain conditions, of the liquidity covenant therein, and, upon the consummation of the customer agreement, a decreased interest rate of SOFR plus 8.00%, with a ceiling of 12.50%.

d.

The Company accounted for the modified loan as a derecognition of the existing loan and recognition of the modified loan at fair value with any differences as finance expenses. The finance expenses resulted from the modification amounted to $0.8 million.